UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income FundSM
Investment portfolio

February 28, 2011
unaudited

Common stocks — 94.02%	Shares	Value (000)

FINANCIALS — 14.92%
Banco Santander, SA	115,825,075	$1,428,106
Société Générale	15,500,748	1,089,834
Prudential PLC	71,313,580	824,849
Industrial and Commercial Bank of China Ltd., Class H	967,827,995	743,145
Credit Suisse Group AG	12,416,087	574,366
HSBC Holdings PLC (Hong Kong)	26,720,033	310,155
HSBC Holdings PLC (United Kingdom)	20,476,231	225,687
Wells Fargo & Co.	14,655,000	472,770
China Construction Bank Corp., Class H	511,834,300	447,559
JPMorgan Chase & Co.	9,460,000	441,687
UBS AG1	19,006,333	377,427
Bank of America Corp.	24,935,871	356,334
Bank of China Ltd., Class H	643,359,200	339,523
BNP Paribas SA	4,277,724	333,994
Deutsche Bank AG	5,139,354	330,348
Banco Bradesco SA, preferred nominative	14,693,435	282,600
Banco Bradesco SA, preferred nominative1	274,205	5,325
Banco Santander (Brasil) SA, units (ADR)	11,669,925	142,140
Banco Santander (Brasil) SA, units	11,669,950	140,912
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	197,492
Itaú Unibanco Holding SA, preferred nominative	1,771,000	39,384
Vienna Insurance Group	3,679,891	211,324
CapitaMall Trust, units	144,633,700	205,840
Sun Hung Kai Properties Ltd.	11,313,000	182,740
Lloyds Banking Group PLC1	180,591,537	181,901
Ping An Insurance (Group) Co. of China, Ltd., Class H	17,085,000	175,281
Marsh & McLennan Companies, Inc.	5,150,100	156,769
China Life Insurance Co. Ltd., Class H	38,085,000	144,995
DnB NOR ASA	9,068,033	140,226
Erste Bank der oesterreichischen Sparkassen AG	2,613,645	137,956
Sampo Oyj, Class A	4,225,974	130,804
Barclays PLC	24,591,602	127,867
Link Real Estate Investment Trust	39,859,000	122,576
Bank of New York Mellon Corp.	4,000,000	121,560
Deutsche Börse AG	1,580,000	121,313
Canadian Imperial Bank of Commerce (CIBC)	1,400,000	118,435
UniCredit SpA	44,540,800	114,508
Hang Seng Bank Ltd.	7,000,000	111,633
Kerry Properties Ltd.	19,534,405	94,562
Weyerhaeuser Co.	3,359,686	82,010
Kimco Realty Corp.	4,132,329	80,085
Aviva PLC	10,000,000	75,820
State Street Corp.	1,500,000	67,080
Discover Financial Services	3,000,000	65,250
Fidelity National Financial, Inc.	3,972,500	55,019
Admiral Group PLC	1,766,180	48,494
Chimera Investment Corp.	9,665,000	41,656
PT Bank Rakyat Indonesia (Persero) Tbk	64,780,000	34,514
Swire Pacific Ltd., Class A	1,650,000	23,051
AXA SA	1,095,082	23,000
GAGFAH SA	1,919,471	22,740
ICICI Bank Ltd.	934,200	20,037
ICICI Bank Ltd. (ADR)	4,000	173
Starwood Property Trust, Inc.	750,000	17,542
		12,360,398

INDUSTRIALS — 11.15%
AB Volvo, Class B1	45,489,080	787,167
Siemens AG	5,283,000	711,458
ASSA ABLOY AB, Class B	22,535,000	630,835
Schneider Electric SA	3,466,134	573,493
Union Pacific Corp.	4,475,700	427,027
Jardine Matheson Holdings Ltd.	9,126,800	421,658
Atlas Copco AB, Class A	10,865,000	272,929
Atlas Copco AB, Class B	5,005,000	113,714
United Technologies Corp.	4,500,000	375,930
CSX Corp.	4,706,355	351,377
Komatsu Ltd.	9,500,000	289,744
BAE Systems PLC	51,437,000	275,021
3M Co.	2,965,000	273,462
General Electric Co.	12,000,000	251,040
PACCAR Inc	5,000,000	250,650
Qantas Airways Ltd.1,2	99,829,960	237,842
Norfolk Southern Corp.	3,558,116	233,341
Legrand SA	5,194,221	217,864
Lockheed Martin Corp.	2,735,000	216,503
Singapore Technologies Engineering Ltd.	76,260,000	191,280
KONE Oyj, Class B	3,040,000	165,914
ComfortDelGro Corp. Ltd.3	135,100,000	164,653
United Parcel Service, Inc., Class B	2,200,000	162,360
Kühne + Nagel International AG	1,174,050	157,829
SGS SA	81,707	142,202
Ryanair Holdings PLC (ADR)	4,900,000	139,748
Waste Management, Inc.	3,300,302	122,309
Asahi Glass Co., Ltd.	8,105,000	112,750
Southwest Airlines Co.	9,433,300	111,596
Eaton Corp.	1,000,000	110,780
Geberit AG	500,000	107,900
Deutsche Post AG	5,565,000	102,060
FirstGroup PLC	16,327,000	96,825
MAp Group2	28,909,681	90,952
Alstom SA	1,255,000	74,841
Air France1	4,155,600	67,954
General Dynamics Corp.	860,000	65,463
Singapore Post Private Ltd.	43,500,000	38,992
Jiangsu Expressway Co. Ltd., Class H	34,260,000	37,084
Finmeccanica SpA	2,740,000	34,294
Ellaktor SA	4,795,000	22,762
Contax Participações SA, ordinary nominative	152,400	2,592
		9,234,195

INFORMATION TECHNOLOGY — 10.71%
Microsoft Corp.	67,755,000	1,800,928
MediaTek Inc.2	49,577,999	558,190
Nintendo Co., Ltd.	1,727,800	506,269
Oracle Corp.	14,367,000	472,674
QUALCOMM Inc.	7,660,000	456,383
Canon, Inc.	9,129,100	439,688
Acer Inc.2,3	147,294,687	355,920
Corning Inc.	15,402,956	355,192
Redecard SA, ordinary nominative	25,757,700	332,847
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	14,301,685	175,768
Taiwan Semiconductor Manufacturing Co. Ltd.2	64,072,692	152,525
Compal Electronics, Inc.2,3	270,738,418	317,303
Delta Electronics, Inc.2	72,582,920	302,085
Google Inc., Class A1	434,600	266,584
Cielo SA, ordinary nominative	33,722,700	266,125
Telefonaktiebolaget LM Ericsson, Class B	17,877,220	230,042
Quanta Computer Inc.2	115,473,850	226,298
Automatic Data Processing, Inc.	4,040,000	202,000
HOYA CORP.	8,438,000	201,241
HTC Corp.2	5,368,000	193,778
Siliconware Precision Industries Co., Ltd.2	139,165,000	191,592
Accenture PLC, Class A	2,770,000	142,599
Wistron Corp.2	77,905,028	138,661
Maxim Integrated Products, Inc.	4,898,000	135,087
Intel Corp.	5,000,000	107,350
Yahoo! Inc.1	5,400,000	88,560
Nokia Corp.	5,971,000	51,745
Nokia Corp. (ADR)	4,169,800	35,985
Analog Devices, Inc.	1,563,700	62,360
International Business Machines Corp.	337,000	54,553
Murata Manufacturing Co., Ltd.	665,700	49,477
		8,869,809

TELECOMMUNICATION SERVICES — 9.56%
AT&T Inc.	56,480,000	1,602,902
América Móvil, SAB de CV, Series L (ADR)	23,692,599	1,360,429
TeliaSonera AB	72,730,000	611,480
Singapore Telecommunications Ltd.	221,129,810	516,399
France Télécom SA	17,997,060	398,106
Turkcell Iletisim Hizmetleri AS	67,063,000	375,846
Telefónica, SA	12,346,007	313,479
Vodafone Group PLC	109,859,500	311,288
Qwest Communications International Inc.	43,960,000	299,807
BCE Inc.	7,540,000	279,544
OJSC Mobile TeleSystems (ADR)	14,019,842	263,994
Telekom Austria AG, non-registered shares	16,629,826	237,515
Belgacom SA	6,313,403	236,754
Türk Telekomünikasyon AS, Class D	39,150,000	174,354
CenturyLink, Inc.	4,187,300	172,433
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	195,578,500	165,171
Millicom International Cellular SA	1,840,000	161,184
Philippine Long Distance Telephone Co. (ADR)	1,558,097	77,406
Philippine Long Distance Telephone Co.	1,485,430	73,607
Advanced Info Service PCL	25,877,600	67,286
Telefónica 02 Czech Republic, AS	2,714,500	61,558
Koninklijke KPN NV	3,373,100	54,646
Magyar Telekom Telecommunications PLC	13,007,682	36,479
Teléfonos de México, SAB de CV, Class L (ADR)	1,588,300	28,732
Bezeq — The Israel Telecommunication Corp. Ltd.	7,640,000	20,764
China Mobile Ltd.	1,608,000	15,083
		7,916,246

CONSUMER DISCRETIONARY — 9.40%
Honda Motor Co., Ltd.	15,022,700	651,005
Home Depot, Inc.	17,097,800	640,655
DIRECTV, Class A1	13,722,000	630,800
Daimler AG1	8,363,158	589,155
Cie. Générale des Établissements Michelin, Class B	5,738,000	467,171
Virgin Media Inc.	15,157,000	412,877
General Motors Co.1	9,651,450	323,613
British Sky Broadcasting Group PLC	24,542,000	313,987
OPAP SA	14,822,910	309,482
Renault SA1	4,572,831	280,271
Bayerische Motoren Werke AG, nonvoting preferred	2,580,000	139,064
Bayerische Motoren Werke AG	1,329,800	107,865
Toyota Motor Corp.	4,765,300	222,522
Comcast Corp., Class A	7,960,000	205,050
Hyundai Motor Co.	1,290,000	203,447
Johnson Controls, Inc.	4,690,000	191,352
Li & Fung Ltd.	31,314,000	190,586
McDonald’s Corp.	2,500,000	189,200
Vivendi SA	6,293,400	179,423
H & M Hennes & Mauritz AB, Class B	4,508,000	147,334
YUM! Brands, Inc.	2,585,000	130,103
Lowe’s Companies, Inc.	4,600,000	120,382
Industria de Diseño Textil, SA	1,634,922	118,356
News Corp., Class A	6,390,458	111,002
Compass Group PLC	11,500,000	103,477
Staples, Inc.	4,845,000	103,199
adidas AG, non-registered shares	1,475,000	94,647
Whitbread PLC	3,060,096	88,648
Marks and Spencer Group PLC	13,343,187	75,139
Kingfisher PLC	16,730,999	69,194
Intercontinental Hotels Group PLC	2,760,000	61,379
Esprit Holdings Ltd.	12,283,418	60,250
Kesa Electricals PLC3	26,593,098	55,379
Time Warner Inc.	1,370,000	52,334
Swatch Group Ltd	279,070	21,686
Swatch Group Ltd, non-registered shares	50,641	21,557
Myer Holdings Ltd.2	8,300,000	27,718
Aristocrat Leisure Ltd.2	8,517,734	27,491
Stella International Holdings Ltd.	7,392,500	15,131
D.R. Horton, Inc.	1,200,000	14,208
Dixons Retail PLC1	39,752,154	12,524
TUI Travel PLC	1,277,787	5,037
		7,783,700

CONSUMER STAPLES — 9.31%
Philip Morris International Inc.	24,351,000	1,528,756
Wesfarmers Ltd.2	27,072,090	913,177
Altria Group, Inc.	32,697,300	829,530
Kraft Foods Inc., Class A	21,541,339	685,876
Nestlé SA	9,693,330	548,777
Anheuser-Busch InBev NV	7,746,151	432,008
Anheuser-Busch InBev NV, VVPR STRIPS1	3,247,475	18
Danone SA	5,938,845	372,313
Diageo PLC	18,070,000	353,093
Pernod Ricard SA	2,304,997	212,508
Lorillard, Inc.	2,606,972	200,137
Tingyi (Cayman Islands) Holding Corp.	86,020,000	193,291
Procter & Gamble Co.	3,000,000	189,150
Coca-Cola Co.	2,925,900	187,024
Foster’s Group Ltd.2	29,036,411	169,103
Wilmar International Ltd.	37,193,000	148,854
Kellogg Co.	2,468,400	132,208
SABMiller PLC	3,580,000	120,616
PepsiCo, Inc.	1,850,500	117,359
Avon Products, Inc.	3,635,300	101,098
Imperial Tobacco Group PLC	2,955,000	94,827
L’Oréal SA	508,100	59,065
Tesco PLC	7,435,000	48,854
Koninklijke Ahold NV	3,400,597	45,650
Molson Coors Brewing Co., Class B	681,000	31,142
		7,714,434

ENERGY — 7.41%
BP PLC	191,366,121	1,538,984
Royal Dutch Shell PLC, Class B	17,777,849	635,379
Royal Dutch Shell PLC, Class A	7,850,000	282,352
Royal Dutch Shell PLC, Class A (ADR)	3,044,000	219,929
Royal Dutch Shell PLC, Class B (ADR)	689,599	49,734
ConocoPhillips	11,011,000	857,426
Eni SpA	30,553,000	744,996
Woodside Petroleum Ltd.2	9,041,282	391,965
EOG Resources, Inc.	2,148,500	241,298
Devon Energy Corp.	1,500,000	137,160
OAO Gazprom (ADR)	4,512,000	132,743
China National Offshore Oil Corp.	51,839,900	117,685
Husky Energy Inc.	3,456,000	106,609
Canadian Natural Resources, Ltd.	2,080,000	104,755
Türkiye Petrol Rafinerileri AS	4,037,000	100,499
SeaDrill Ltd.	2,400,000	91,454
TOTAL SA	1,199,000	73,479
Sasol Ltd.	1,327,000	72,610
Chevron Corp.	645,000	66,919
Schlumberger Ltd.	700,000	65,394
Canadian Oil Sands Ltd.4	1,100,000	34,023
Canadian Oil Sands Ltd.	1,000,000	30,930
OAO LUKOIL (ADR)	618,000	43,723
		6,140,046

HEALTH CARE — 7.19%
Bayer AG	22,636,016	1,754,871
Novartis AG	30,124,063	1,689,230
Merck & Co., Inc.	24,194,900	788,028
Roche Holding AG	4,591,100	692,297
Abbott Laboratories	5,850,000	281,385
Merck KGaA	2,218,920	200,591
Eli Lilly and Co.	4,000,000	138,240
UCB SA	3,510,000	130,487
Grifols, SA1	3,538,000	57,611
Teva Pharmaceutical Industries Ltd. (ADR)	1,111,261	55,674
Lonza Group Ltd.	582,683	49,294
Orion Oyj, Class B	2,024,201	46,313
Sonic Healthcare Ltd.2	4,000,000	45,939
Johnson & Johnson	388,700	23,881
		5,953,841

UTILITIES — 5.68%
GDF SUEZ	38,941,860	1,578,548
Scottish and Southern Energy PLC	36,238,336	729,905
CEZ, a s	10,016,000	459,952
SUEZ Environnement Co.	19,118,206	414,200
National Grid PLC	28,885,900	268,132
Public Service Enterprise Group Inc.	6,795,000	222,197
Dominion Resources, Inc.	4,456,422	203,347
FirstEnergy Corp.	4,495,000	172,159
E.ON AG	4,200,000	137,795
Exelon Corp.	3,000,000	125,280
Hongkong Electric Holdings Ltd.	17,289,500	112,888
NTPC Ltd.	29,619,270	111,142
RWE AG	1,500,000	101,240
PPL Corp.	2,260,000	57,472
China Resources Power Holdings Co. Ltd.	8,800,000	14,757
		4,709,014

MATERIALS — 4.07%
ArcelorMittal	11,782,654	432,908
Syngenta AG	1,130,900	379,036
Dow Chemical Co.	8,195,000	304,526
Akzo Nobel NV	4,350,000	295,757
BASF SE	3,368,000	280,069
CRH PLC	9,380,729	217,281
Amcor Ltd.2	30,684,007	216,187
Linde AG	1,274,000	194,441
Koninklijke DSM NV	3,132,000	183,923
Rautaruukki Oyj	6,689,570	155,270
Holcim Ltd	1,240,908	91,088
POSCO	211,230	86,090
Israel Chemicals Ltd.	5,090,000	84,547
Praxair, Inc.	763,120	75,839
Sherwin-Williams Co.	870,000	71,444
OneSteel Ltd.2	23,851,217	65,567
voestalpine AG	1,397,000	64,533
Shin-Etsu Chemical Co., Ltd.	1,030,000	59,114
Rio Tinto PLC	835,000	58,498
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	47,112
Impala Platinum Holdings Ltd.	417,500	12,323
		3,375,553

MISCELLANEOUS — 4.62%
Other common stocks in initial period of acquisition		3,830,678

Total common stocks (cost: $63,496,236,000)		77,887,914

	Principal amount	Value
Preferred securities — 0.26%	(000)	(000)

FINANCIALS — 0.25%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	$69,426	$90,505
JPMorgan Chase & Co., Series I, 7.90%5	41,090	44,881
Wells Fargo & Co., Series K, 7.98%5	32,933	35,403
Lloyds Banking Group PLC 6.657% preference shares1,4,5	30,300	23,255
Barclays Bank PLC, Series RCI, 14.00%5	4,520	9,479
		203,523

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		9,952

Total preferred securities (cost: $162,989,000)		213,475

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		3,589

Total rights (cost: $0)		3,589

	Shares or
Convertible securities — 0.35%	principal amount

CONSUMER DISCRETIONARY — 0.15%
MGM Resorts International 4.25% convertible notes 20154	$95,995,000	105,354
Johnson Controls, Inc. 11.50% convertible preferred 2012, units2	92,500	18,334
		123,688

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20404	$37,500,000	39,938

INDUSTRIALS — 0.04%
JetBlue Airways Corp., Series A, 6.75% convertible notes 2039	$3,995,000	5,723
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,853
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,749
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,957
United Continental Holdings, Inc. 6.00% convertible preferred 2030	253,000	9,867
AMR Corp. 6.25% convertible notes 2014	$5,985,000	6,501
		37,650

FINANCIALS — 0.02%
National Financial Partners Corp. 4.00% convertible notes 20174	$7,000,000	9,065
Old Republic International Corp. 8.00% convertible notes 2012	$5,000,000	6,000
		15,065

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		74,329

Total convertible securities (cost: $243,340,000)		290,670

	Principal amount	Value
Bonds & notes — 0.77%	(000)	(000)

FINANCIALS — 0.29%
ProLogis 6.625% 2018	$13,682	$15,155
ProLogis 7.375% 2019	20,568	23,722
ProLogis 6.875% 2020	18,605	20,747
Regions Financial Corp. 6.375% 2012	30,584	31,376
Regions Financial Corp. 7.75% 2014	12,420	13,269
Regions Bank 7.50% 2018	3,300	3,503
HBOS PLC 6.75% 20184	36,490	34,729
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,934
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,439
Developers Diversified Realty Corp. 7.50% 2017	10,210	11,690
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,471
Simon Property Group, LP 5.25% 2016	3,540	3,880
Simon Property Group, LP 6.10% 2016	860	978
Simon Property Group, LP 5.875% 2017	165	185
Simon Property Group, LP 6.125% 2018	890	1,003
Simon Property Group, LP 10.35% 2019	11,635	16,006
AXA SA 8.60% 2030	8,000	9,469
AXA SA 6.463% (undated)4,5	12,740	11,386
Standard Chartered Bank 6.40% 20174	8,451	9,209
Discover Financial Services 6.45% 2017	3,057	3,319
Discover Financial Services 10.25% 2019	4,334	5,623
ERP Operating LP 5.125% 2016	2,886	3,119
ERP Operating LP 5.75% 2017	2,055	2,265
Westfield Group 5.40% 20124	530	560
Capital One Capital III 7.686% 20365	165	170
		239,207

ENERGY — 0.16%
Gazprom OJSC 8.146% 2018	4,415	5,124
Gazprom OJSC, Series 9, 6.51% 2022	30,710	32,015
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,246
Gazprom OJSC 7.288% 2037	28,210	29,973
Gazprom OJSC 7.288% 20374	365	388
BP Capital Markets PLC 3.125% 2012	48,310	49,413
BP Capital Markets PLC 5.25% 2013	3,335	3,623
BP Capital Markets PLC 3.875% 2015	7,320	7,676
Petroplus Finance Ltd. 6.75% 20144	375	375
		129,833

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.14%
Argentina (Republic of) 7.00% 2015	48,910	44,610
Brazil (Federal Republic of) 6.00% 20156	BRL66,326	40,079
United Mexican States Government, Series M30, 10.00% 2036	MXN324,200	31,465
		116,154

TELECOMMUNICATION SERVICES — 0.11%
MTS International Funding Ltd. 8.625% 20204	$29,865	33,524
MTS International Funding Ltd. 8.625% 2020	2,065	2,318
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	31,840
América Móvil, SAB de CV 8.46% 2036	MXN286,400	20,856
		88,538

MATERIALS — 0.03%
CRH America, Inc. 6.00% 2016	$1,260	1,359
CRH America, Inc. 8.125% 2018	15,540	18,370
ArcelorMittal 9.85% 2019	8,000	10,300
		30,029

CONSUMER DISCRETIONARY — 0.03%
Marks and Spencer Group PLC 6.25% 20174	$100	106
Marks and Spencer Group PLC 7.125% 20374	15,550	15,365
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,750	6,927
		22,398

CONSUMER STAPLES — 0.01%
British American Tobacco International Finance PLC 8.125% 20134	9,000	10,477

Total bonds & notes (cost: $549,667,000)		636,636

Short-term securities — 4.10%

U.S. Treasury Bills 0.147%–0.258% due 4/14/2011–1/12/2012	704,700	704,131
Freddie Mac 0.17%–0.401% due 3/7–9/7/2011	513,965	513,760
Fannie Mae 0.16%–0.492% due 3/22–8/17/2011	322,682	322,575
Federal Home Loan Bank 0.16%–0.331% due 3/30/2011–2/10/2012	209,735	209,536
Nordea North America, Inc. 0.26%–0.30% due 3/9–4/27/2011	172,600	172,549
International Bank for Reconstruction and Development 0.19%–0.21% due 3/1–4/19/2011	150,000	149,991
National Australia Funding (Delaware) Inc. 0.26%–0.29% due 4/1–5/9/20114	150,000	149,949
Straight-A Funding LLC 0.25% due 4/5–4/12/20114	137,200	137,161
KfW 0.26%–0.28% due 4/15–5/2/20114	110,200	110,171
Société Générale North America, Inc. 0.17% due 3/1/2011	94,200	94,200
Commonwealth Bank of Australia 0.27%–0.275% due 3/14–4/14/20114	84,000	83,974
Bank of Nova Scotia 0.26%–0.27% due 3/3–3/8/2011	83,500	83,497
Deutsche Bank Financial LLC 0.29% due 3/8/2011	82,600	82,594
Electricité de France 0.25%–0.29% due 3/7–3/8/20114	67,500	67,496
Westpac Banking Corp. 0.33% due 8/4/20114	59,500	59,412
Canadian Imperial Holdings Inc. 0.25% due 4/5/2011	56,600	56,583
Hydro-Québec 0.19% due 3/23/20114	50,000	49,991
Thunder Bay Funding, LLC 0.25% due 4/7/20114	50,000	49,984
Svenska Handelsbanken Inc. 0.255% due 4/18/2011	50,000	49,981
Federal Farm Credit Banks 0.20% due 8/29/2011	50,000	49,952
Caisse d’Amortissement de la Dette Sociale 0.27% due 6/3/20114	48,000	47,970
American Honda Finance Corp. 0.24% due 4/18/2011	45,000	44,981
Coca-Cola Co. 0.22% due 4/12/20114	37,400	37,390
Province of Ontario 0.22% due 5/9/2011	31,250	31,234
Jupiter Securitization Co., LLC 0.26% due 3/22/20114	20,200	20,196
Toronto-Dominion Holdings USA Inc. 0.21% due 3/14/20114	20,000	19,998

Total short-term securities (cost: $3,398,955,000)		3,399,256

Total investment securities (cost: $67,851,187,000)		82,431,540
Other assets less liabilities		409,669

Net assets		$82,841,209

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $4,877,515,000, which represented 5.89% of the net assets of the fund. This amount includes $2,436,352,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3	The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4
Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,251,951,000, which represented 1.51% of the net assets of the fund.

5	Coupon rate may change periodically.
6	Index-linked bond whose principal amount moves with a government retail price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2011, appear below.

						Value
						of affiliates
					Dividend income	at 2/28/2011
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Acer Inc.	147,294,687	—	—	147,294,687	$—	$355,920
Compal Electronics, Inc.	287,352,418	—	16,614,000	270,738,418	—	317,303
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	—	164,653
Kesa Electricals PLC	26,593,098	—	—	26,593,098	—	55,379
					$—	$893,255

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$12,360,398	$—		$—	$12,360,398
Industrials	8,905,401	328,794		—	9,234,195
Information technology	6,433,457	2,436,352	*	—	8,869,809
Telecommunication services	7,916,246	—		—	7,916,246
Consumer discretionary	7,728,491	55,209		—	7,783,700
Consumer staples	6,632,154	1,082,280		—	7,714,434
Energy	5,748,081	391,965		—	6,140,046
Health care	5,907,902	45,939		—	5,953,841
Utilities	4,709,014	—		—	4,709,014
Materials	3,093,799	281,754		—	3,375,553
Miscellaneous	3,597,379	233,299		—	3,830,678
Preferred securities	—	213,475		—	213,475
Rights	—	3,589		—	3,589
Convertible securities	10,654	280,016		—	290,670
Bonds & notes	—	636,636		—	636,636
Short-term securities	—	3,399,256		—	3,399,256
Total	$73,042,976	$9,388,564		$—	$82,431,540

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,436,352,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,969,504
Gross unrealized depreciation on investment securities	(2,589,118)
Net unrealized appreciation on investment securities	14,380,386
Cost of investment securities for federal income tax purposes	68,051,154

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-933-0411O-S25598

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 28, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2011